MD&A - Risk management and control - Market Risk (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Market Risk [Line Items]
Confidence level applied for calculating regulatory VaR	99.00%
Confidence level applied for calculating SVaR	99.00%
Total effect of economic value of equity for equity, goodwill and real estate	$ 24.3	$ 19.6
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	7,200.0
Equity instruments held as financial assets at fair value not held for trading	4,800.0
Investments in associates	$ 2,373.0	1,101.0	$ 1,243.0
Credit Suisse
Disclosure of Market Risk [Line Items]
Confidence level applied for calculating VaR for internal management purpose	98.00%
Excluding Credit Suisse
Disclosure of Market Risk [Line Items]
Confidence level applied for calculating VaR for internal management purpose	95.00%
+1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (30.1)	(25.0)
Additional tier 1 (AT1) capital instruments	$ 4.9	3.4
Parallel up
Disclosure of Market Risk [Line Items]
Regulatory Threshold For Outlier Test Of Tier 1 Capital	15.00%
Total effect on economic value of equity as per Pillar 3 requirement	$ (5,680.2)	(4,629.1)
Additional tier 1 (AT1) capital instruments	904.6	649.7
Change in tier 1 capital instruments, immediate effect	$ (900.0)	$ (400.0)
Percentage change in tier 1 capital instruments	6.10%	7.90%
Percentage change in tier 1 capital instruments, immediate effect	0.90%	0.60%
USD
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	$ 17.6	$ 14.0
USD | +1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(26.0)	(20.4)
USD | Parallel up
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,027.2)	(3,944.3)
CHF
Disclosure of Market Risk [Line Items]
Total effect of economic value of equity for equity, goodwill and real estate	5.6	4.8
CHF | +1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)	(4.0)
CHF | Parallel up
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(548.9)	(574.6)
UBS AG | +1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(30.1)	(25.0)
Additional tier 1 (AT1) capital instruments	4.9	3.4
UBS AG | Parallel up
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,680.2)	(4,629.1)
Additional tier 1 (AT1) capital instruments	904.6	649.7
UBS AG | USD | +1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(26.0)	(20.4)
UBS AG | USD | Parallel up
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(5,027.2)	(3,944.3)
UBS AG | CHF | +1 bp
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	(3.7)	(4.0)
UBS AG | CHF | Parallel up
Disclosure of Market Risk [Line Items]
Total effect on economic value of equity as per Pillar 3 requirement	$ (548.9)	$ (574.6)